Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail)	Mar. 31, 2019 INR (₨)
At fair value [member] | Top of range [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments	₨ 1,000,000